Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information
	2018	2017
	$	$
Trade and other receivables	1,869	(10,092)
Financial and other assets	(401)	(427)
Income tax receivable	78	61
Inventories	(2,917)	(1,624)
Accounts payable and accrued liabilities	4,201	5,116
Income taxes payable	(311)	(339)
Other liabilities	(72)	(594)
	2,447	(7,899)